5. EXPLORATION AND EVALUATION ASSETS AND MINERAL EXPLORATION EXPENSES: Schedule of Amounts Due from Optionees (Tables)	12 Months Ended
Dec. 31, 2020
Tables/Schedules
Schedule of Amounts Due from Optionees
	December 31, 2020	December 31, 2019

Due from optionees
Covas - Blackheath	$ 33,844	$ 31,622
Alvalade - PorMining	27,405	-
	$ 61,249	$ 31,622